Partners' Equity - Cash distribution (Details) - USD ($) $ / shares in Units, $ in Thousands									6 Months Ended
	Jun. 15, 2022	May 12, 2022	May 11, 2022	Apr. 27, 2022	Mar. 15, 2022	Feb. 25, 2022	Feb. 09, 2022	Jan. 26, 2022	Jun. 30, 2022	Jun. 30, 2021
Owners' Capital/Partners' Equity
Amount paid									$ 15,054	$ 16,134
Common units
Owners' Capital/Partners' Equity
Cash distribution declared				$ 0.01				$ 0.01
Amount paid			$ 522				$ 522
Preference units
Owners' Capital/Partners' Equity
Amount paid	$ 6,898				$ 7,112
Series A preference units
Owners' Capital/Partners' Equity
Cash distribution declared		$ 0.5390625				$ 0.5390625
Series B preference units
Owners' Capital/Partners' Equity
Cash distribution declared		0.5125				0.5125
Series C preference units
Owners' Capital/Partners' Equity
Cash distribution declared		$ 0.53125				$ 0.53125